Right of use assets and leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right of use assets	$ 241	$ 233	$ 0
Impairment of right of use assets	0	8	$ 0
Future undiscounted lease payments	0	0
Discontinued operations
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right of use assets	$ 13	35
Impairment of right of use assets		$ 2
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average remaining lease term	5 years 3 months 18 days	5 years 10 months 24 days
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Weighted average remaining lease term	4 years 3 months 18 days	4 years 6 months